Net Loss Per Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Earnings Per Share
13. N
ET
L
OSS
P
ER
U
NIT
The following table sets forth the computation of basic and diluted net loss per unit attributable to common unitholders for the periods indicated (in thousands, except per unit amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Net loss	$(40,216)	$(1,847)	$(740,828)	$(19,453)
Accretion of senior preferred units	2,392	2,558	14,714	16,201

Net loss attributable to common unitholders	$(42,608)	$(4,405)	$(755,542)	$(35,654)

Weighted-average common units, basic and diluted	100	100	100	100

Net loss per unit attributable to common unitholders, basic and diluted	$(426,080)	$(44,050)	$(7,555,420)	$(356,540)

19. N
ET
L
OSS
P
ER
U
NIT
The following table sets forth the computation of basic and diluted net loss per unit attributable to common unitholders for the periods indicated (in thousands, except per unit amounts):

	Year ended December 31,
	2019	2020
Net loss	$(53,848)	$(774,185)
Accretion of senior preferred units	14,399	21,134

Net loss attributable to common unitholders	$(68,247)	$(795,319)

Weighted-average common units, basic and diluted	100	100

Net loss per unit attributable to common unitholders, basic and diluted	$(682,472)	$(7,953,192)

The Company has no dilutive common equivalent units. Accordingly, for the periods presented, diluted net loss per unit is equal to basic net loss per unit.